Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories	3. INVENTORIES As of December 31, 2019, we had $0.55 million in finished goods inventories that were fully offset by an inventory reserve. All of our remaining inventories were disposed of in 2020. The following table provides a reconciliation of our inventory reserves for the years ended December 31, 2020 and 2019, respectively (in thousands): 2020 2019Inventory reserves at beginning of year $ 550 $ 982 Impairment charges - 6 Write down of impaired inventories - (438)Disposal of inventory (550) -Inventory reserves at end of year $ - $ 550